Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
6.           Stockholders’ Equity

Private Offering of Equity Securities

On June 5,  2013 in a private offering to an existing shareholder and a director of the Company, each of which is an accredited investor, the Company issued and sold an aggregate of 1,428,573 shares of its common stock (the “Shares”) and Warrants to purchase an aggregate of 312,500 shares of the Company’s common stock for aggregate gross proceeds of $5,000,000 (the “Offering”). The Warrants are exercisable at a price of $5.00 per share, at any time on or prior to June 5,  2018.

In consideration of doing a private offering, we concluded that there is a discounted component to the Offering as compared to the market value of our common stock, primarily due to the limited liquidity in our shares. Based on the Company’s analysis, the Company concluded that such discount was 10% and therefore grossed up the offering price based on the discount, resulting in a fair value of $3.86 per common share.

The fair value for the Warrants was estimated $.12 for each warrant to purchase one share of common stock using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected Volatility (i)	22%
Expected Dividend Yield	0%
Expected Life (Term) (ii)	2.5 years
Risk-Free Interest Rate	0.39%

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of similar companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance with Staff Accounting Bulletin (“SAB”) Topic 14.02 in accordance with SAB 110.

The proceeds of the Offering were accounted for as the par value of the common stock ($.001 per share) issued and the balance ($3.499 per share) as additional paid in-capital, inclusive of the value of the Warrants.

2011 Equity Incentive Plan

The Company’s 2011 Equity Incentive Plan, as amended and restated (the “Plan”) is designed and utilized to enable the Company to offer its employees, officers, directors, consultants and others whose past, present and/or potential contributions to the Company have been, are or will be important to the success of the Company, an opportunity to acquire a proprietary interest in the Company. A total of 5,000,000 shares of common stock are eligible for issuance under the Plan. The Plan provides for the grant of any or all of the following types of awards: stock options, restricted stock, deferred stock, stock appreciation rights and other stock-based awards. The Plan is administered by the Board, or, at the Board's discretion, a committee of the Board.

On April 17, 2012, the Company issued to management an aggregate of 1,100,000 shares of restricted stock. The vesting date of 1,025,000 shares of restricted stock was November 15, 2012, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his or her sole discretion, prior to the date the restrictions would lapse. The vesting date of 37,500 shares of restricted stock is May 15, 2013, provided however, the executive has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. The vesting date of 37,500 shares of restricted stock is May 15, 2014, provided however, the executive has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of June 30, 2013, restrictions on 509,488 shares have lapsed and 551,747 and 38,765 restricted shares are scheduled to vest on November 15, 2013 and May 15, 2014, respectively. On November 15, 2012 the Company repurchased 209,623 shares upon vesting of restricted stock in satisfying the grantees’ tax withholding obligation.

Also, on April 17, 2012, the Company issued 50,000 shares of restricted stock to a non-executive employee. The vesting date of the 50,000 shares of restricted stock is November 15, 2013, provided however, the employee has the right to extend the vesting date by nine-month increments in her sole discretion, prior to the date the restrictions would lapse. As of June 30, 2013, restrictions on 24,916 shares have lapsed and 25,084 restricted shares are scheduled to vest on November 15, 2013. On November 15, 2012 the Company repurchased 8,540 shares upon vesting of restricted stock in satisfying the grantees’ tax withholding obligation.

On May 1, 2012, the Company granted options to purchase an aggregate of 105,500 shares of Common Stock to non-executive employees of the Company. The exercise price per share of the options is $3.00 per share, and 50% of the options will vest on each of the first and second anniversaries of the grant date. Of these awards, 26,750 options were forfeited in 2012, and reverted to, and are eligible for re-grant under the Plan.

On June 1, 2012, the Company issued to non-management directors 138,335 shares of restricted stock. The vesting date of 138,335 shares of restricted stock was December 1, 2012, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of June 30, 2013, restrictions on 70,863 shares have lapsed and 67,472 restricted shares are scheduled to vest on December 1, 2013. On November 15, 2012 the Company repurchased 18,870 shares on vesting of restricted stock in satisfying the grantees’ tax withholding obligation.

On June 1, 2012, the Company issued to management 242,775 shares of restricted stock. The vesting date of 242,775 shares of restricted stock was December 1, 2012, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of June 30, 2013, none of these shares have vested and these restricted shares are scheduled to vest on December 1, 2013.

On April 1, 2013, the Company issued to management 1,270,000 shares of restricted stock. The vesting date of 1,075,000 shares of restricted stock is September 30, 2013, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. The remaining 195,000 shares of restricted stock will vest evenly over 2 years, whereby 50% shall vest on March 31, 2014 and 50% shall vest on March 31, 2015. Notwithstanding the foregoing, each grantee may extend the first anniversary of all or a portion of the Restricted Shares by 6 months and, thereafter one or more times may further extend such date with respect to all or a portion of the Restricted Shares until the next following September 30th or March 31st, as the case may be, by providing written notice of such election to extend such date with respect to all or a portion of the Restricted Shares prior to such date.

On April 1, 2013, the Company issued to non-management directors 100,000 shares of restricted stock. The shares of restricted stock will vest evenly over two years, whereby 50% shall vest on March 31, 2014 and 50% shall vest on March 31, 2015. Notwithstanding the foregoing, each grantee may extend the first anniversary of all or a portion of the Restricted Shares by six months and, thereafter one or more times may further extend such date with respect to all or a portion of the Restricted Shares until the next following September 30th or March 31st, as the case may be, by providing written notice of such election to extend such date with respect to all or a portion of the Restricted Shares prior to such date.

On May 1, 2013, the Company issued to non-executive employees 29,750 shares of restricted stock. The shares of restricted stock will vest evenly over 2 years, whereby 50% shall vest on April 30, 2014 and 50% shall vest on April 30, 2015.

Stock Options and Warrants

The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility.

The fair value for all options and warrants was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected Volatility (i)	35-42%
Expected Dividend Yield	0%
Expected Life (Term) (ii)	3 – 5.75 years
Risk-Free Interest Rate	0.42% - 0.98%

The options that the Company granted under its plans expire at various times, either five, seven or ten years from the date of grant, depending on the particular grant.

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of similar companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance with Staff Accounting Bulletin (“SAB”) Topic 14.02 in accordance with SAB 110.

Stock Options

A summary of the Company’s stock options for the Current Six Months is as follows:

		Weighted-Average
	Options	Exercise Price
Outstanding at January 1, 2013	345,000	$4.54
Granted	-	-
Canceled	-	-
Exercised	-	-
Expired/Forfeited	(125)	-
Outstanding at June 30, 2013	344,875	$4.55
Exercisable at June 30, 2013	214,233	$4.63

Compensation expense related to stock option grants for the Current Quarter and the Prior Year Quarter was $20,000 and $19,000, respectively. Compensation expense related to stock option grants for the Current Six Months and the Prior Year Six Months was $39,000 and $29,000, respectively. Compensation expense related to stock options is reported as stock-based compensation under operating expenses in the Unaudited Condensed Consolidated Statements of Operations.  An additional amount of $44,000 is expected to be expensed over a period of 10 months from July 1, 2013 through April 30, 2014.

The preceding table does not include options to purchase 576 shares of Common Stock for $728 per share issued under the Company’s former equity plan. The Company does not expect to issue any equity awards under this plan.

Warrants

A summary of the Company’s warrants for the Current Six Months is as follows:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at January 1, 2013	1,132,043	$2.47
Granted (See private offering of equity securities above)	312,500	5.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at June 30, 2013 and expected to vest.	1,444,543	$3.01
Exercisable at June 30, 2013	1,394,543	$2.94

Compensation expense related to warrants for the Current Quarter and the Prior Year Quarter was $11,000 and $11,000, respectively. Compensation expense related to warrants for the Current Six Months and the Prior Year Six Months was $22,000 and $22,000, respectively. Compensation expense related to warrants, except those warrants issued to a licensee (see below) is reported as stock-based compensation under operating expenses in the Unaudited Condensed Consolidated Statements of Operations.  An additional amount of $11,000 is expected to be expensed over a period of 3 months from July 1, 2013 through September 30, 2013.

The Company values other warrants issued to non-employees at the commitment date at the fair market value of the instruments issued, a measure which is more readily available than the fair market value of services rendered, using the Black-Scholes model. The fair market value of the instruments issued is expensed over the vesting period.

The Company issued to a licensee warrants to purchase 75,000 shares of common stock with an exercise price of $5.50 per share and a term of 5-years. Compensation expense related to warrants in connection with the licensing agreement is amortized over the 5-year initial term of the license agreement and is recorded as a discount to licensing revenues. The stock-based licensing revenue-discount for the Current Quarter and the Prior Year Quarter was $1,000 and $1,000, respectively.  The stock-based licensing revenue-discount for the Current Six Months and the Prior Year Six Months was $2,000 and $2,000, respectively. An additional amount of $15,000 is expected to be amortized over a period of 39 months from July 1, 2013 through September 30, 2016.

Restricted Stock

Compensation cost for restricted stock is measured using the fair value of the Company’s common stock at the date the common stock is granted. The compensation cost, net of projected forfeitures, is recognized over the period between the grant date and the date any restrictions lapse, with compensation cost for grants with a graded vesting schedule recognized using the treasury method. The restrictions do not affect voting and dividend rights.

A summary of the Company’s restricted stock for the Current Six Months is as follows:

	Restricted Shares	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2013	964,607	$3.00
Granted	1,399,750	3.86
Canceled	-	-
Vested	(16,868)	3.00
Expired/Forfeited	-	-
Outstanding at June 30, 2013	2,347,489	$3.51

Compensation expense related to restricted stock grants for the Current Quarter and Prior Year Quarter was $2,261,000 and $1,379,000, respectively. Compensation expense related to restricted stock grants for the Current Six Months and Prior Year Six Months was $2,296,000 and $1,386,000, respectively. Compensation expense related to restricted stock grants is reported as stock-based compensation under operating expenses in the Unaudited Condensed Consolidated Statements of Operations.  An additional amount of $2,694,000 is expected to be expensed over the remainder of 2013 and an additional $584,000 expensed over a period of 15 months from January 1, 2014 through March 31, 2015.

Shares Available Under the Company’s 2011 Equity Incentive Plan

At June 30, 2013, there were 1,931,090 common shares available for issuance under the Company’s 2011 Equity Incentive Plan.

Shares Reserved for Issuance

At June 30, 2013, there were 3,721,084 common shares reserved for issuance pursuant to warrants, stock options and availability for issuance under the Company’s 2011 Equity Incentive Plan.

Dividends

The Company has not paid any dividends to date.

6. Stockholders’ Equity

The Merger

Pursuant to the Merger, the Company exchanged all of its outstanding common stock for shares of NetFabrics and issued an aggregate 944,668 shares of Common Stock for each share of the common stock outstanding at the effective time of the Merger.

Also in connection with the Merger and related transactions, as more fully described herein, the Company issued (i) 2,759,000 shares of Common Stock to IM Ready, and 944,688 shares of Common Stock to Earthbound, both in satisfaction of Old XCel’s obligations under an asset purchase agreement with IM Ready and (ii) 47,132 shares of Common Stock to Mr. Stephen J. Cole-Hatchard or his designees, a then-current director of the Company for his continued service as a director of the Company until new directors were appointed to the board of directors of the Company, which appointments were effective on October 17, 2011 and at which point Mr. Cole-Hatchard resigned from the Company’s board of directors.

On September 28, 2011, NetFabrics filed an amendment to its certificate of incorporation and affected a 1 for 520.5479607 reverse stock split such that holders of its Common Stock prior to the Merger held a total of 186,811 shares of Common Stock and options and warrants to purchase 1,064 shares of Common Stock immediately prior to the Merger. After giving effect to the Merger, the Offering (see definition below), the Loan and the transactions related thereto (all as defined and described herein), there were 5,743,319 shares of common stock issued and outstanding as of the Closing Date. All numbers of shares and per share amounts of Common Stock referenced herein are on a post-split basis.

Additionally, 20,000 of the shares of Common Stock held by Beaufort Ventures, PLC, a principal stockholder of the Company prior to the Merger, were held in escrow, which the Company released to Beaufort Ventures, PLC in consideration of satisfying an outstanding tax liability. As additional consideration for the Merger, Old XCel paid $125,000 at the Closing to the then-current counsel of NetFabrics in order to extinguish certain remaining liabilities of the Company immediately preceding the Merger.

Private Placement

Simultaneously with the closing of the Merger, and pursuant to a subscription agreement (the “Subscription Agreement”) between the Company and certain accredited investors (the “Investors”) named in the Subscription Agreement, the Company completed an offering (the “Offering”), raising proceeds of $4,305,000, through the sale of 8.61 units (each, a “Unit,” and collectively, the “Units”), each Unit consisting of One Hundred Thousand (100,000) shares of Common Stock and a Warrant to purchase Fifty Thousand (50,000) shares of Common Stock, at an exercise price of $0.01 per share (the “Warrants” and together with the Common Stock the “Securities”) at a price of $500,000 per Unit. Certain executive officers and their affiliates purchased 4.25 Units in the Offering on the same terms and conditions as other Investors (the “Insider Participation”).

The Warrants may be exercised at any time upon the election of the holder, beginning on the date of issuance and ending on September 29, 2016. If, one (1) year from the date of issuance there is no effective registration statement registering the shares of Common Stock underlying the Warrants, the Warrants will be exercisable on a cashless basis. The exercise price and number of shares of Common Stock to be received upon the exercise of Warrants are subject to adjustment upon the occurrence of certain events, such as stock splits, stock dividends or our recapitalization. In the event of our liquidation, dissolution or winding up, the holders of Warrants will not be entitled to participate in the distribution of our assets. Holders of Warrants do not have voting, pre-emptive, subscription or other rights of stockholders in respect of the Warrants, nor shall holders thereof be entitled to receive dividends.

In connection with the Offering, we issued to the placement agent, for placement agent services and as nominal consideration, five-year warrants (the “Agent Warrants”) to purchase 9,800 shares of Common Stock, exercisable at any time at a price equal to $5.50 per share, valued at approximately $3,000.

Registration Requirements

The Company included 1,200,000 of the shares of Common Stock issuable to IM Ready on the Closing Date in the Registration Statement filed with the Securities and Exchange Commission on July 26, 2012.

The Company has granted to certain of the executive officers pursuant to their individual employment agreements piggy-back registration rights with respect to the shares of Common Stock issuable upon exercise of the executive warrants. These individuals have, however, agreed not to include such shares in the Registration Statement.

The Company granted to the holders of the Lender Warrants (as defined herein) piggy-back registration rights with respect to the shares of Common Stock issuable upon exercise of the Lender Warrants and the share issuable upon exercise of the Lender Warrants will be included in the Registration Statement.

2011 Equity Incentive Plan

The Company’s 2011 Equity Incentive Plan (the “Plan”) is designed and utilized to enable the Company to offer its employees, officers, directors, consultants and others whose past, present and/or potential contributions to the Company have been, are or will be important to the success of the Company, an opportunity to acquire a proprietary interest in the Company. The Company, with the approval of a majority of its shareholders and Board of Directors, amended and restated the Plan effective November 26, 2012. A total of 5,000,000 shares of common stock are eligible for issuance under the Plan. The Plan provides for the grant of any or all of the following types of awards: stock options, restricted stock, deferred stock, stock appreciation rights and other stock-based awards. The Plan will be administered by the Board, or, at the Board's discretion, a committee of the Board.

On October 17, 2011, the Company granted options to purchase 250,000 shares of Common Stock to the board members. 33.33% vested immediately, 33.33% vested on the first anniversary of the grant and the 33.34% vest on the second anniversary of the grant. As of December 31, 2012, options to purchase 166,670 shares have vested of which none have been exercised.

On October 21, 2011, the Company granted to its employees (non-management) options to purchase 17,125 shares of Common Stock and issued 17,125 shares of restricted stock grants. The employee stock options and restricted stock grants vested 50% on the first anniversary of the grant and vest 50% on the second anniversary of the grant. Of these awards, 875 options and 875 restricted stock grants were forfeited, and reverted to, and are eligible for re-grant under the Plan. As of December 31, 2012, options to purchase 8,188 shares have vested of which none have been exercised. As of December 31, 2012, restrictions on 8,188 shares have lapsed.

On April 17, 2012, the Company issued to management an aggregate of 1,100,000 shares of restricted stock. The vesting date of 1,025,000 shares of restricted stock was November 15, 2012, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his or her sole discretion, prior to the date the restrictions would lapse. The vesting date of 37,500 shares of restricted stock is May 15, 2013, provided however, the executive has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. The vesting date of 37,500 shares of restricted stock is May 15, 2014, provided however, the executive has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of December 31, 2012, restrictions on 509,488 shares have lapsed. On November 15, 2012, the Company repurchased 209,623 shares upon vesting of restricted stock in satisfying the grantees tax withholding obligation.

Also, on April 17, 2012, the Company issued 50,000 shares of restricted stock to a non-executive employee. The vesting date of the 50,000 shares of restricted stock was November 15, 2012, provided however, the employee has the right to extend the vesting date by nine-month increments in her sole discretion, prior to the date the restrictions would lapse. As of December 31, 2012, restrictions on 24,916 shares have lapsed. On November 15, 2012 the Company repurchased 8,540 shares upon vesting of restricted stock in satisfying the grantees tax withholding obligation.

On May 1, 2012, the Company granted options to purchase an aggregate of 105,500 shares of Common Stock to non-executive employees of the Company. The exercise price per share of the options is $3.00 per share, and 50% of the options will vest on each of the first and second anniversaries of the grant date. Of these awards, 26,750 options were forfeited, and reverted to, and are eligible for re-grant under the Plan.

On June 1, 2012, the Company issued to non-management directors 138,335 shares of restricted stock. The vesting date of 138,335 shares of restricted stock was December 1, 2012, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of December 31, 2012, restrictions on 53,995 shares have lapsed. On November 15, 2012 the Company repurchased 18,870 shares on vesting of restricted stock in satisfying the grantees tax withholding obligation.

On June 1, 2012, the Company issued to management 242,775 shares of restricted stock. The vesting date of 242,775 shares of restricted stock was December 1, 2012, provided, however, that each such grantee has the right to extend the vesting date by six-month increments in his sole discretion, prior to the date the restrictions would lapse. As of December 31, 2012, none of these shares have vested.

Stock Options and Warrants

The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility.

The fair value for these options and warrants for all years was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	The Year Ended December 31, 2012	The Period September 29, 2011 to December 31, 2011
Expected Volatility (i)	39-40%	35-42%
Expected Dividend Yield	0%	0%
Expected Life (Term) (ii)	4-5 years	3 – 5.75 years
Risk-Free Interest Rate	0.70 – 0.80%	0.42% - 0.98%

(i)	Due to the Company’s limited trading activity, the Company used the average volatility of companies in its industry.
(ii)
Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance Staff accounting bulletin (“SAB”) Topic 14.02 in accordance with SAB no. 110.

Stock Options

The options that the Company granted under the Plan expire at various times, either five, seven or ten years from the date of grant, depending on the particular grant.

Summary of the Company’s stock options for the year ended December 31, 2012 and for the period September 29, 2011 to December 31, 2011 are as follows:

		Weighted-Average
	Options	Exercise Price
Outstanding at September 29, 2011	-	$-
Granted	267,125	5.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	267,125	5.00
Granted	105,500	3.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	(27,625)	(3.06)
Outstanding and expected to vest at December 31, 2012	345,000	$4.54
Exercisable at December 31, 2012	174,858	$5.00

The preceding table does not include options to purchase 576 shares of Common Stock for $728 per share issued under the Company’s former equity plan. The Company does not expect to issue any equity awards under this plan.

The weighted average grant date fair value per share of options granted during the year ended December 31, 2012 and the period from September 29, 2011 to December 31, 2011 was $0.99 and $0.43.

The weighted average contractual term (in years) of options outstanding as of December 31, 2012 and 2011, were 4.74 and 5.11 respectively. The weighted average contractual term (in years) of options exercisable as of December 31, 2012 and 2011, were 4.03 and 4.79 respectively.

The aggregate intrinsic value is calculated as the difference between the market price of the Company’s common stock as of December 31, 2012 and the exercise price of the underlying options. At December 31, 2012 and 2011 the aggregate intrinsic value of options outstanding was less than zero, respectively. In addition, at December 31, 2012 and 2011, the aggregate intrinsic value of options exercisable was less than zero, respectively. There were no unamortized options as of December 31, 2011. There were no options exercised for the year ended December 31, 2012 and the period from September 29, 2011 to December 31, 2011.

Compensation expense related to stock option grants for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011 was $65,000 and $44,000, respectively. There was no compensation expense for the Predecessor period. An additional amount of $83,000 is expected to be expensed over a period of 16-months from January 1, 2013 through April 30, 2014.

Warrants

Management Warrants -
On September 29, 2011, the Company issued to management warrants to purchase 463,750 shares of common stock. The warrants are exercisable in whole or in part, at an exercise price of $5.00 per share (“Exercise Price”). The warrants consist of (1) immediately exercisable warrants to purchase 363,750 shares of common stock, beginning on the date of issuance and ending of the tenth anniversary of the Closing Date and (2) 100,000 shares issuable upon exercise of warrants subject to 50% of such warrants vesting on each of the first two anniversaries from the Closing Date, and expiring on the tenth anniversary of the Closing Date. Upon the expiration of the warrant exercise periods, the warrants will expire and become void and worthless. As of December 31, 2012, none of these warrants have been exercised.

Investor Warrants -
As part of the Offering, we issued warrants to purchase 430,500 shares of common stock to investors in the Offering. The warrants are exercisable in whole or in part, at an exercise price of $0.01 per share. The warrants may be exercised at any time upon the election of the holder, beginning on the date of issuance and ending on the fifth anniversary of the Closing Date. Upon the expiration of the warrant exercise period, the Warrants will expire and become void and worthless.

A summary of the Company’s warrants for the year ended December 31, 2012 and for the period September 29, 2011 to December 31, 2011 is as follows:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at September 29, 2011	1,065	$0.52
Granted	1,268,478	1.88
Canceled	-	-
Exercised	(50,000)	(0.01)
Expired/Forfeited	-	-
Outstanding at December 31, 2011	1,219,543	1.95
Granted	75,000	5.50
Canceled	-	-
Exercised	(162,500)	(0.01)
Expired/Forfeited	-	-
Outstanding at December 31, 2012	1,132,043	$2.47
Exercisable at December 31, 2012	1,082,043	$2.35

Compensation expense related to warrants grants for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011 was $44,000 and $324,000, respectively. There was no compensation expense for the Predecessor period. An additional amount of $33,000 is expected to be expensed over a period of 9 months.

The Company values other warrants issued to non-employees at the commitment date at the fair market value of the instruments issued, a measure which is more readily available than the fair market value of services rendered, using the Black-Scholes model. The fair market value of the instruments issued is expensed over the vesting period.

The Company issued to a licensee warrants to purchase 75,000 shares of common stock with an exercise price of $5.50 per share and a term of 5-years. Compensation expense related to warrants in connection with the licensing agreement is amortized over the 5-year initial term of the license agreement and is recorded as a discount to licensing revenues. The stock-based licensing revenue-discount for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011 was $5,000 and $1,000, respectively. There was no compensation expense prior to the Successor period. An additional amount of $17,000 is expected to be amortized over a period of 45 months from January 1, 2013 through September 30, 2016.

On September 29, 2011, the Company issued to the Noteholders seven-year warrants (the “Lender Warrants”) to purchase 364,428 shares of the Common Stock, representing 5% of the Common Stock outstanding as of the Closing Date on a fully diluted basis. The warrants have an exercise price of $0.01 and contain a cashless exercise provision. The carrying value of the Term Loan has been reduced by the market value of the warrants, equal to $3.33 per share. The Company used the Black-Scholes option valuation model method to determine valuation. The amount of the original loan discount is $1,214,000, resulting in an initial net loan balance of $12,286,000. The loan discount is being amortized over the 5-year term of the Loan and is recorded as other interest and finance charges in the Company’s Consolidated Statements of Operations. The other interest and finance charges related to the Lender Warrants for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011 were $235,000 and $58,000, respectively.

Restricted Stock

Compensation cost for restricted stock is measured using the fair value of the Company’s common stock at the date the common stock is granted. The compensation cost, net of projected forfeitures, is recognized over the period between the grant date and the date any restrictions lapse, with compensation cost for grants with a graded vesting schedule recognized using the treasury method. The restrictions do not affect voting and dividend rights.

A summary of the Company’s restricted stock for the year ended December 31, 2012 and for the period September 29, 2011 to December 31, 2011 is as follows:

	Restricted Shares	Weighted- Average Grant Date Fair value
Outstanding at September 28, 2011	-	$-
Granted	17,125	3.34
Canceled	-	-
Vested	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	17,125	3.34
Granted	1,544,943	3.00
Canceled	-	-
Vested	(596,586)	3.00
Expired/Forfeited	(875)	3.34
Outstanding at December 31, 2012	964,607	$3.00

Compensation expense related to restricted stock grants for the year ended December 31, 2012 and the period September 29, 2011 to December 31, 2011 was $4,514,000 and $5,000, respectively. There was no compensation expense for the Predecessor period. An additional amount of $170,000 is expected to be expensed over a period of 17-months from January 1, 2013 through May 31, 2014.

The following table provides information with respect to purchases by the Company of shares of its common stock during the fiscal 2012. There were no purchases of its common stock by the Company for the period September 29, 2011 to December 31, 2011.

Date	Total Number of Shares Purchased (a)	Average Price Paid per Share	Number of Shares Purchased as Part of Publically Announced Plan	Fair value of re-purchased shares
November 15, 2012	218,163	$3.00	-	$654,000
December 1, 2012	18,870	3.00	-	56,000
Total	237,033	$3.00	-	$710,000

(a)
All of the shares in the proceeding table were originally granted to employees and directors as restricted stock pursuant to the Company’s Plan. The shares reflected above were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors on the vesting of restricted stock.

Shares Available Under the Company’s 2011 Equity Incentive Plan

At December 31, 2012 there were 3,330,840 common shares available for issuance under the Plan.

Shares Reserved for Issuance

At December 31, 2012 there were 4,808,459 common shares reserved for issuance pursuant to unexercised warrants and stock options, and availability for issuance under the Plan.

Dividends

The Company has not paid any dividends to date.